UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced Fund
(Institutional Class, Investor Class, Service Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.03%
Large Cap Equity	20.77
International Equity	18.28
Mid Cap Equity	11.68
Small Cap Equity	9.24
Fixed Interest Contract	5.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 987.40	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.21
Investor Class
Actual	$1,000.00	$ 985.00	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.97
Service Class
Actual	$1,000.00	$ 984.70	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.47
Class L
Actual	$1,000.00	$ 984.40	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.24% for the Institutional Class shares, 0.59% for the Investor Class shares, 0.69% for the Service Class shares, and 0.84% for the Class L shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
30,407,455	Great-West Bond Index Fund Institutional Class(a)	$318,366,049

TOTAL BOND MUTUAL FUNDS — 35.09% (Cost $298,246,313)		$318,366,049
EQUITY MUTUAL FUNDS
13,799,851	Great-West International Index Fund Institutional Class(a)	124,888,651
20,336,475	Great-West S&P 500® Index Fund Institutional Class(a)	188,722,491
13,759,783	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	106,087,925
13,003,498	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	84,002,597
3,754,486	Northern Emerging Markets Equity Index Fund	41,224,264

TOTAL EQUITY MUTUAL FUNDS — 60.06% (Cost $579,807,598)		$544,925,928
Account Balance		Fair Value
FIXED INTEREST CONTRACT
45,443,300 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 45,443,300

TOTAL FIXED INTEREST CONTRACT — 5.01% (Cost $45,443,300)		$ 45,443,300
TOTAL INVESTMENTS — 100.16% (Cost $923,497,211)		$908,735,277
OTHER ASSETS & LIABILITIES, NET — (0.16)%		$ (1,431,296)
TOTAL NET ASSETS — 100.00%		$907,303,981

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West SecureFoundation® Balanced Fund
ASSETS:
Investments at fair value, affiliated(a)	$867,511,013
Investments at fair value, unaffiliated(b)	41,224,264
Subscriptions receivable	666,299
Total Assets	909,401,576
LIABILITIES:
Payable for distribution fees	79,947
Payable for investments purchased	56,419
Payable for shareholder services fees	233,177
Payable to investment adviser	59,035
Redemptions payable	1,669,017
Total Liabilities	2,097,595
NET ASSETS	$907,303,981
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,840,638
Paid-in capital in excess of par	897,525,024
Undistributed/accumulated earnings	1,938,319
NET ASSETS	$907,303,981
NET ASSETS BY CLASS
Investor Class	$316,389,824
Service Class	$71,322,193
Class L	$373,180,717
Institutional Class	$146,411,247
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Service Class	30,000,000
Class L	70,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	24,100,346
Service Class	5,350,399
Class L	32,805,138
Institutional Class	16,150,492
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.13
Service Class	$13.33
Class L	$11.38
Institutional Class	$9.07
(a) Cost of investments, affiliated	$880,850,430
(b) Cost of investments, unaffiliated	$42,646,781
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West SecureFoundation® Balanced Fund
INVESTMENT INCOME:
Interest, affiliated	$315,202
Dividends, affiliated	7,793,758
Dividends, unaffiliated	8
Total Income	8,108,968
EXPENSES:
Management fees	437,866
Shareholder services fees – Investor Class	534,448
Shareholder services fees – Service Class	124,370
Shareholder services fees – Class L	637,995
Distribution fees – Service Class	35,326
Distribution fees – Class L	453,044
Total Expenses	2,223,049
Less management fees waived	117,539
Net Expenses	2,105,510
NET INVESTMENT INCOME	6,003,458
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(12,767,666)
Net realized gain on investments, unaffiliated	313,273
Net Realized Loss	(12,454,393)
Net change in unrealized depreciation on investments, affiliated	(4,413,081)
Net change in unrealized depreciation on investments, unaffiliated	(3,668,789)
Net Change in Unrealized Depreciation	(8,081,870)
Net Realized and Unrealized Loss	(20,536,263)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,532,805)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Balanced Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$6,003,458	$19,936,792
Net realized gain (loss)	(12,454,393)	39,173,688
Net change in unrealized appreciation (depreciation)	(8,081,870)	80,208,050
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,532,805)	139,318,530
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,870,499)	(23,897,826)
Service Class	(375,870)	(5,535,787)
Class L	(2,210,316)	(30,581,746)
Institutional Class	(1,604,928)	(13,720,437)
From Net Investment Income and Net Realized Gains	(6,061,613)	(73,735,796)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,422,520	46,432,613
Service Class	8,214,980	20,167,150
Class L	6,291,370	23,125,012
Institutional Class	25,059,927	42,486,731
Shares issued in reinvestment of distributions
Investor Class	1,870,499	23,897,826
Service Class	375,870	5,535,787
Class L	2,210,316	30,581,746
Institutional Class	1,604,928	13,720,437
Shares issued in connection with fund reorganization
Investor Class	N/A	42,415,393
Service Class	N/A	23,739,897
Class L	N/A	9,410,229
Shares redeemed
Investor Class	(22,183,711)	(76,249,315)
Service Class	(13,696,735)	(40,118,691)
Class L	(17,189,153)	(36,796,000)
Institutional Class	(12,822,642)	(27,424,344)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,841,831)	100,924,471
Total Increase (Decrease) in Net Assets	(22,436,249)	166,507,205
NET ASSETS:
Beginning of Period	929,740,230	763,233,025
End of Period	$907,303,981	$929,740,230
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West SecureFoundation® Balanced Fund	2020 (Unaudited)	2019
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,448,903	3,505,162
Service Class	642,793	1,500,658
Class L	557,998	2,012,680
Institutional Class	2,870,791	4,504,658
Shares issued in reinvestment of distributions
Investor Class	144,775	1,820,535
Service Class	28,671	415,683
Class L	197,526	2,680,622
Institutional Class	179,925	1,489,434
Shares issued in connection with fund reorganization
Investor Class	N/A	3,148,377
Service Class	N/A	1,738,423
Class L	N/A	797,163
Shares redeemed
Investor Class	(1,748,583)	(5,711,286)
Service Class	(1,081,374)	(2,997,028)
Class L	(1,561,469)	(3,180,040)
Institutional Class	(1,455,616)	(2,893,532)
Net Increase	224,340	8,831,509
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$13.41	0.09	(0.29)	(0.20)	(0.08)	-	(0.08)	$13.13	(1.50%) (e)
12/31/2019	$12.25	0.30	1.84	2.14	(0.26)	(0.72)	(0.98)	$13.41	17.79%
12/31/2018	$13.77	0.31	(1.02)	(0.71)	(0.27)	(0.54)	(0.81)	$12.25	(5.33%)
12/31/2017	$12.69	0.29	1.34	1.63	(0.26)	(0.29)	(0.55)	$13.77	12.94%
12/31/2016	$12.14	0.28	0.77	1.05	(0.24)	(0.26)	(0.50)	$12.69	8.73%
12/31/2015	$12.76	0.27	(0.35)	(0.08)	(0.22)	(0.32)	(0.54)	$12.14	(0.66%)
Service Class
06/30/2020(Unaudited)	$13.61	0.08	(0.29)	(0.21)	(0.07)	-	(0.07)	$13.33	(1.53%) (e)
12/31/2019	$12.42	0.30	1.85	2.15	(0.24)	(0.72)	(0.96)	$13.61	17.65%
12/31/2018	$13.94	0.30	(1.03)	(0.73)	(0.25)	(0.54)	(0.79)	$12.42	(5.43%)
12/31/2017	$12.83	0.27	1.36	1.63	(0.23)	(0.29)	(0.52)	$13.94	12.84%
12/31/2016	$12.26	0.25	0.79	1.04	(0.21)	(0.26)	(0.47)	$12.83	8.60%
12/31/2015	$12.86	0.21	(0.30)	(0.09)	(0.19)	(0.32)	(0.51)	$12.26	(0.73%)
Class L
06/30/2020(Unaudited)	$11.63	0.06	(0.24)	(0.18)	(0.07)	-	(0.07)	$11.38	(1.56%) (e)
12/31/2019	$10.74	0.24	1.60	1.84	(0.23)	(0.72)	(0.95)	$11.63	17.47%
12/31/2018	$12.18	0.27	(0.92)	(0.65)	(0.25)	(0.54)	(0.79)	$10.74	(5.54%)
12/31/2017	$11.29	0.25	1.16	1.41	(0.23)	(0.29)	(0.52)	$12.18	12.64%
12/31/2016	$10.88	0.28	0.62	0.90	(0.23)	(0.26)	(0.49)	$11.29	8.36%
12/31/2015	$11.50	0.25	(0.35)	(0.10)	(0.20)	(0.32)	(0.52)	$10.88	(0.87%)
Institutional Class
06/30/2020(Unaudited)	$ 9.29	0.08	(0.20)	(0.12)	(0.10)	-	(0.10)	$ 9.07	(1.26%) (e)
12/31/2019	$ 8.78	0.26	1.30	1.56	(0.33)	(0.72)	(1.05)	$ 9.29	18.13%
12/31/2018	$10.15	0.29	(0.77)	(0.48)	(0.35)	(0.54)	(0.89)	$ 8.78	(4.91%)
12/31/2017	$ 9.52	0.27	0.98	1.25	(0.33)	(0.29)	(0.62)	$10.15	13.27%
12/31/2016	$ 9.25	0.34	0.48	0.82	(0.29)	(0.26)	(0.55)	$ 9.52	9.08%
12/31/2015 (f)	$10.00	0.23	(0.52)	(0.29)	(0.26)	(0.20)	(0.46)	$ 9.25	(3.00%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$316,390	0.45% (i)	0.42% (i)	1.43% (i)	18% (e)
12/31/2019	$325,174	0.45%	0.42%	2.28%	18%
12/31/2018	$263,182	0.45%	0.42%	2.28%	18%
12/31/2017	$284,473	0.45%	0.42%	2.19%	9%
12/31/2016	$226,067	0.45%	0.43%	2.25%	11%
12/31/2015	$140,210	0.36%	0.34%	2.08%	13% (j)
Service Class
06/30/2020 (Unaudited)	$ 71,322	0.55% (i)	0.52% (i)	1.29% (i)	18% (e)
12/31/2019	$ 78,401	0.55%	0.52%	2.23%	18%
12/31/2018	$ 63,353	0.55%	0.52%	2.17%	18%
12/31/2017	$ 72,766	0.55%	0.52%	2.02%	9%
12/31/2016	$ 68,347	0.55%	0.53%	2.00%	11%
12/31/2015	$ 55,585	0.43%	0.41%	1.63%	13% (j)
Class L
06/30/2020 (Unaudited)	$373,181	0.70% (i)	0.67% (i)	1.16% (i)	18% (e)
12/31/2019	$390,943	0.70%	0.67%	2.05%	18%
12/31/2018	$336,083	0.70%	0.67%	2.24%	18%
12/31/2017	$270,098	0.70%	0.68%	2.07%	9%
12/31/2016	$171,966	0.70%	0.68%	2.50%	11%
12/31/2015	$ 62,597	0.63%	0.61%	2.16%	13% (j)
Institutional Class
06/30/2020 (Unaudited)	$146,411	0.10% (i)	0.07% (i)	1.85% (i)	18% (e)
12/31/2019	$135,222	0.10%	0.07%	2.75%	18%
12/31/2018	$100,615	0.10%	0.07%	2.84%	18%
12/31/2017	$ 73,172	0.10%	0.08%	2.65%	9%
12/31/2016	$ 40,692	0.10%	0.08%	3.54%	11%
12/31/2015 (f)	$ 1,493	0.10% (i)	0.07% (i)	3.50% (i)	13% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2020

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2020

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$932,992,628
Gross unrealized appreciation on investments	48,140,480
Gross unrealized depreciation on investments	(72,397,831)
Net unrealized depreciation on investments	$(24,257,351)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the period ended June 30, 2020.
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2020

Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	30,407,455	$325,309,621	$50,401,072	$70,787,550	$ (94,805)	$ 13,442,906	$3,420,623	$318,366,049	35.09%
					(94,805)	13,442,906	3,420,623	318,366,049	35.09
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	13,799,851	124,644,539	21,072,878	9,675,805	560,994	(11,152,961)	-	124,888,651	13.77
Great-West S&P 500® Index Fund Institutional Class	20,336,475	190,775,516	25,945,579	27,084,729	(1,683,074)	(913,875)	2,627,947	188,722,491	20.80
Great-West S&P Mid Cap 400® Index Fund Institutional Class	13,759,783	115,968,259	22,867,103	31,130,999	(5,484,146)	(1,616,438)	938,020	106,087,925	11.69
Great-West S&P Small Cap 600® Index Fund Institutional Class	13,003,498	88,368,074	19,667,753	19,860,517	(6,066,635)	(4,172,713)	807,168	84,002,597	9.26
					(12,672,861)	(17,855,987)	4,373,135	503,701,664	55.52
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	45,443,300	46,489,424	9,260,705	10,622,031	-	-	315,202	45,443,300	5.01
					0	0	315,202	45,443,300	5.01
				Total	$(12,767,666)	$ (4,413,081)	$8,108,960	$867,511,013	95.62%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments were $158,844,409 and $160,023,165, respectively.
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West SecureFoundation Balanced Fund (the “Fund”), a series of the Company.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark composite index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five and ten-year periods ended

December 31, 2019 for the Investor Class and, with respect to the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the composite index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its composite index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for the one- and three-year periods ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers), which exceeded the performance universe median for the three-year period and ranked in the 51st percentile as to the one-year period. The annualized returns of the Investor Class were in the second quintile of its performance universe for the five- and ten-year periods ended December 31, 2019. As to the Institutional Class, the annualized returns were in the third and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively, exceeding the performance universe median for both periods. The Board also observed that the Fund underperformed its composite index for each period reviewed. The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to reduce its management fee by a stated amount with respect to the Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWL&A”) and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In light of the Fund’s unified investment management fee structure, as well as its investment strategy of investing in underlying funds, the Board considered the Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratio of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. The Board observed that for each class, the total annual operating expense ratio, including underlying fund expenses, was below the peer group median expense ratio and the lowest in the peer group. As part of its comprehensive evaluation, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Fund may have a higher advisory fee than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Fund and the differences in the range of services provided to the Fund and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of

GWCM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under the Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. The Board also noted that to purchase shares of the Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWL&A and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWL&A NY”), and that shareholders pay GWL&A and GWL&A NY a fee for providing the Guarantee. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020